Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of RSUs activity under the Share Incentive Plan
The following table summarizes the Company’s RSUs activity under the
2015
Share Incentive Plan:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(Years)
Unvested, January 1, 2019	1,557,176	2.0941	0.65
Granted	600,000	5.3525
Vested	(1,421,700)	2.0941
Forfeited	—	—

Unvested, December 31, 2019	735,476	4.7523	3.02

Summary of Share-based Compensation Expenses Relating to RSUs Recognized
Total share-based compensation expenses relating to RSUs recognized for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cost of revenues	1,024	707	365	52
Sales and marketing expenses	2,851	1,932	743	107
General and administrative expenses	16,400	11,606	8,520	1,224
Research and development expenses	11,889	8,055	5,119	735

	32,164	22,300	14,747	2,118